Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
IDX DYNAMIC INNOVATION ETF
Shareholder Report [Line Items]
Fund Name	IDX Dynamic Innovation ETF
Class Name	IDX Dynamic Innovation ETF
Trading Symbol	DYNI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the IDX Dynamic Innovation ETF, for the period November 13, 2023 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxshares.com/dyni/ or (844)-456-4545.
Additional Information Phone Number	(844)-456-4545
Additional Information Website	https://idxshares.com/dyni/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
IDX Dynamic Innovation ETF	$76*	0.75%**
*	Amount shown reflects the expenses of the Fund for the current fiscal period from November 13, 2023 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized

Expenses Paid, Amount	$ 76	[1]
Expense Ratio, Percent	0.75%	[2]
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund for the current fiscal period from November 13, 2023 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
Factors Affecting Performance [Text Block]

What factors influence performance?

Performance Contributors

Blockchain and Digital Transformation Stocks: Exposure to blockchain-related companies (e.g., BLOK) has significantly boosted performance; leading to periods of substantial outperformance versus broad-based benchmarks.

Broad Technology and Utilities in August: Strategic allocations to technology and utilities ETFs outperformed benchmarks in August, with the Fund gaining 4.2% versus 2.23% for the Russell 1000 Index – demonstrating part of the utility of being able to rotate into defensive sectors.

Performance Detractors

Defensive Sectors in Q2: The Fund’s allocation to defensive sectors like utilities has detracted from returns; underperforming during market rallies led mainly by large-cap technology stocks.

Underweight in Large-Cap Tech: While the Russell 1000 Index surged, driven by concentrated growth in a handful of mega-cap tech stocks, the fund’s broader innovation focus and defensive positioning limited its ability to capture these gains effectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Average Annual Return [Table Text Block]	Annual Performance

Since Inception (November 13, 2023)
IDX Dynamic Innovation ETF - NAV	9.99%
Russell 1000 Index*	29.52%
MSCI USA Defensive Sectors Index**	12.44%

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For updated performance information visit https://idxshares.com/dyni/.
Net Assets	$ 29,963,070
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 235,460
Investment Company, Portfolio Turnover	694.03%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Net Assets	$29,963,070
Number of Holdings	4
Total Advisory Fee	$235,460
Annual Portfolio Turnover	694.03%

Holdings [Text Block]	Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Holdings (% of net assets)

Utilities Select Sector SPDR ETF	33.69%
Global X Artificial Intelligence & Technology ETF	26.60%
iShares U.S. Technology ETF	24.49%
Amplify Transformational Data Sharing ETF	14.58%

IDX DYNAMIC FIXED INCOME ETF
Shareholder Report [Line Items]
Fund Name	IDX Dynamic Fixed Income ETF
Class Name	IDX Dynamic Fixed Income ETF
Trading Symbol	DYFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF, for the period January 10, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://idxshares.com/dyfi/ or (844)-456-4545.
Additional Information Phone Number	(844)-456-4545
Additional Information Website	https://idxshares.com/dyfi/
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
IDX Dynamic Fixed Income ETF	$56*	0.70%**
*	Amount shown reflects the expenses of the Fund for the current fiscal period from January 10, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized

Expenses Paid, Amount	$ 56	[3]
Expense Ratio, Percent	0.70%	[4]
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund for the current fiscal period from January 10, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
Factors Affecting Performance [Text Block]

What factors influence performance?

Performance Contributors

Credit-Related Instruments: Consistent positive contributions came from exposure to investment-grade and high-yield credit, particularly in September when high-yield ETFs (e.g., HYG, ANGL) added approximately 1% to performance.

Mortgage-Backed Securities: Allocations to mortgage-backed securities contributed positively, helping the fund generate solid returns while maintaining lower duration.

Performance Detractors

Short Positions in Long-Dated Treasuries: The fund’s ability to take positions that profit from rising interest rates in long-dated U.S. Treasuries, historically a strength of the strategy, detracted from performance in 2024 as rates movements did not favor this sub-strategy.

Long-Duration Treasuries in August: Early exposure to long-duration Treasury ETFs in August led to underperformance, contributing to a (0.46)% return versus a 1.06% gain for the Bloomberg US Aggregate Bond Index that month.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Average Annual Return [Table Text Block]	Annual Performance

Since Inception (January 10, 2024)
IDX Dynamic Fixed Income ETF - NAV	(2.24)%
Bloomberg US Aggregate Bond Index*	8.33%

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For updated performance information visit https://idxshares.com/dyfi/.
Net Assets	$ 28,150,252
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 147,475
Investment Company, Portfolio Turnover	901.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Net Assets	$28,150,252
Number of Holdings	5
Total Advisory Fee	$147,475
Annual Portfolio Turnover	901.78%

Holdings [Text Block]	Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

SPDR Bloomberg 1-3 Month T-Bill ETF	39.55%
iShares iBoxx High Yield Corporate Bond ETF	31.99%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	12.76%
iShares iBoxx $ Investment Grade Bond ETF	12.23%
ProShares UltraShort 20+ Year Treasury ETF	2.99%

[1]	Amount shown reflects the expenses of the Fund for the current fiscal period from November 13, 2023 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
[2]	Annualized
[3]	Amount shown reflects the expenses of the Fund for the current fiscal period from January 10, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
[4]	Annualized